UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
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Address: 551 Fifth Avenue, 36th Floor
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         New York, NY 10176
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Form 13F File Number: 028-13676
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
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Title: Chief Financial Officer
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Phone: (212) 672-9600
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Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY            November 15, 2010
-------------------             -----------------       --------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:          27
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Form 13F Information Table Value Total:     295,558
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ASML HOLDING N V          NY REG SHS        N07059186    23,248     781,959    SH            SOLE       N/A         781,959
-----------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP      *W EXP 01/16/2019 060505146    3,038      468,900    SH            SOLE       N/A         468,900
-----------------------------------------------------------------------------------------------------------------------------
CAMCO FINL CORP           COM               132618109    1,405      713,088    SH            SOLE       N/A         713,088
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CON-WAY INC               COM               205944101    19,760     637,627    SH            SOLE       N/A         637,627
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EDUCATION MGMT CRP NEW    COM               28140M103    367        25,000     SH            SOLE       N/A         25,000
-----------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                 SPONSORED ADR     29358Q109    33,315     744,802    SH            SOLE       N/A         744,802
-----------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                 CALL              29358Q909    593        3,000            CALL    SOLE       N/A         3,000
-----------------------------------------------------------------------------------------------------------------------------
GREEN BANKSHARES INC      COM NEW           394361208    136        20,000     SH            SOLE       N/A         20,000
-----------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC    COM               398905109    19,125     640,065    SH            SOLE       N/A         640,065
-----------------------------------------------------------------------------------------------------------------------------
HAMPTON ROADS BANK. INC   COM               409321106    26         28,688     SH            SOLE       N/A         28,688
-----------------------------------------------------------------------------------------------------------------------------
HOME BANCORP INC          COM               43689E107    9,701      725,060    SH            SOLE       N/A         725,060
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HOME FED BANCORP INC MD   COM               43710G105    15,662     1,286,963  SH            SOLE       N/A         1,286,963
-----------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO       *W EXP 10/28/2018 46634E114    3,104      266,011    SH            SOLE       N/A         266,011
-----------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW               CALL              493267908    465        1,500            CALL    SOLE       N/A         1,500
-----------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO            CALL              532457908    320        2,000            CALL    SOLE       N/A         2,000
-----------------------------------------------------------------------------------------------------------------------------
MARSH. & ILSLEY CORP NEW  COM               571837103    21,927     3,114,645  SH            SOLE       N/A         3,114,645
-----------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR    NAMEN -AKT        H5833N103    26,133     773,381    SH            SOLE       N/A         773,381
-----------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR    CALL              H5833N903    501        982              CALL    SOLE       N/A         982
-----------------------------------------------------------------------------------------------------------------------------
PFIZER INC                COM               717081103    27,687     1,612,519  SH            SOLE       N/A         1,612,519
-----------------------------------------------------------------------------------------------------------------------------
PREMIERWEST BANCORP       COM               740921101    162        368,000    SH            SOLE       N/A         368,000
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RADIO ONE INC             CL D NON VTG      75050P405    484        550,000    SH            SOLE       N/A         550,000
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REGIONS FINL. CORP NEW    COM               7591EP100    20,942     2,880,627  SH            SOLE       N/A         2,880,627
-----------------------------------------------------------------------------------------------------------------------------
SANOFI AVENTIS            SPONSORED ADR     80105N105    24,894     748,683    SH            SOLE       N/A         748,683
-----------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC            COM               863236104    1,745      10,000     SH            SOLE       N/A         10,000
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SAVIENT PHARMA. INC       COM               80517Q100    663        29,000     SH            SOLE       N/A         29,000
-----------------------------------------------------------------------------------------------------------------------------
WABCO HLDGS INC           COM               92927K102    18,821     448,764    SH            SOLE       N/A         448,764
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WELLS FARGO & CO NEW      *W EXP 10/28/2018 949746119    21,334     2,707,368  SH            SOLE       N/A         2,707,368
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